Financial risk management - Summary of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	¥ (14,941)	¥ (1,617)
Cash flows	11,974	5,686
Lease	(8,764)	(19,010)
Net debt ending	(11,731)	(14,941)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	3,665	2,124
Cash flows	5,061	1,541
Net debt ending	8,726	3,665
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	(18,606)	(3,741)
Cash flows	6,913	4,145
Lease	(8,764)	(19,010)
Net debt ending	¥ (20,457)	¥ (18,606)